TAXES (Details Textual) CAD in Millions, $ in Billions		1 Months Ended		12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2022	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD	Dec. 22, 2017	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of income tax [Line Items]
Applicable tax rate				27.00%		27.00%
Unused tax losses for which no deferred tax asset recognised	CAD 2,000.0		CAD 2,000.0	CAD 2,000.0		CAD 1,000.0
Deductible temporary differences, unused tax losses and unused tax credits expired | $							$ 0.5	$ 0.5
Deductible temporary differences for which no deferred tax asset is recognised	145.6		145.6	145.6		96.1
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	CAD 1,200.0		CAD 1,200.0	CAD 1,200.0		CAD 1,500.0
Bottom of range [member]
Disclosure of income tax [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits				2030
Top of range [member]
Disclosure of income tax [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits				2037
France [Member]
Disclosure of income tax [Line Items]
Applicable tax rate				34.40%
Netherlands [Member]
Disclosure of income tax [Line Items]
Applicable tax rate				50.00%
Germany [Member]
Disclosure of income tax [Line Items]
Applicable tax rate				26.30%
Ireland [Member]
Disclosure of income tax [Line Items]
Applicable tax rate				25.00%
United States [Member]
Disclosure of income tax [Line Items]
Applicable tax rate				35.00%
Corporate Income tax [Member] | Australia [Member]
Disclosure of income tax [Line Items]
Applicable tax rate				30.00%
Petroleum Resource Rent Tax [Member] | Australia [Member]
Disclosure of income tax [Line Items]
Applicable tax rate				40.00%
United states Corporate Income tax [Member]
Disclosure of income tax [Line Items]
Applicable tax rate	21.00%				35.00%
FrenchCorporate Income tax [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		25.825%	34.43%